Stock-Based Compensation - Summary of Restricted Stock Awards Activity (Details) - Restricted Stock Awards	12 Months Ended
Dec. 31, 2017 $ / shares shares
Restricted Stock
Exchanged (in shares) | shares	180,374
Forfeited (in shares) | shares	(1,602)
Vested (in shares) | shares	(167,963)
Outstanding at the end of the Period (in shares) | shares	10,809
Weighted-Average Grant Date Fair Value
Exchanged | $ / shares	$ 19.23
Forfeited | $ / shares	19.13
Vested | $ / shares	19.24
Unvested outstanding as of end of period | $ / shares	$ 19.13